Capital Stock (Common and Convertible Preferred Stock) (Details) (USD $)	12 Months Ended		0 Months Ended	1 Months Ended	8 Months Ended		0 Months Ended	8 Months Ended				0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 15, 2014 Merger [Member]	Dec. 31, 2010 Series A [Member]	Jul. 31, 2011 Series A [Member]	Dec. 31, 2013 Series A [Member]	Jan. 15, 2014 Series A [Member] Merger [Member]	Jul. 31, 2011 Series A [Member] Lockheed [Member]	Dec. 31, 2013 Series A [Member] Lockheed [Member]	Dec. 31, 2012 Series A [Member] Lockheed [Member]	Dec. 31, 2013 Series A-2 [Member]	Jan. 15, 2014 Series A-2 [Member] Merger [Member]	Dec. 31, 2013 Series B [Member]	Jan. 15, 2014 Series B [Member] Merger [Member]	Dec. 31, 2013 Series B [Member] Lockheed [Member]	Dec. 31, 2012 Series B [Member] Lockheed [Member]
Class of Stock [Line Items]
Number of shares authorized	22,000,000	10,365,000			4,650,000	4,624,840					4,527,010		12,000,000
Number of shares issued	14,011,028	8,831,684			4,496,270	4,496,270					4,335,414		5,179,344
Number of shares outstanding	14,011,028	8,831,684				4,496,270			857,140	857,140	4,335,414		5,179,344		758,604	758,604
Liquidation preference per share						$ 1.75					$ 2.10		$ 2.10
Aggregate liquidation preference	$ 27,849,464					$ 7,868,473					$ 9,104,369		$ 10,876,622
Conversion of preferred stock						1					1		1
Proceeds from equity issuance					7,870,000			1,500,000
Cash from issuance				2,430,000
Debt conversion	$ 168,872			$ 393,000
Conversion ratio			1.5238				1.6290					1.9548		1.9548